GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14: -	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2022	2021	2020

Europe	$41,773	$58,414	$94,644
Asia and Oceania	29,888	44,227	23,519
Americas	21,791	19,391	8,131
Middle East and Africa	29,285	23,568	9,628

	$122,737	$145,600	$135,922

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2022	2021	2020

1st Customer	-	11%	43%
2nd Customer	-	-	11%

	-	11%	54%

A total percentage of 77%, 72% and 83% of the Company’s revenues for the years ended December 31, 2022, 2021 and 2020, respectively are attributed to network intelligence solutions, while 23%, 28% and 17% are attributed to security solutions for the years ended December 31, 2022, 2021 and 2020, respectively.

The following presents total long-lived assets as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Long-lived assets:
Israel	$18,472	$21,821
Other	1,151	1,692

	$19,623	$23,513